Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies
Accounting Policies

Note 2 - Accounting Policies

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard No. 34 (IAS 34), “Interim Financial Reporting”. The Parent Company applies the Swedish Financial Reporting Board recommendation RFR2, Accounting for legal entities. The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Annual Report for 2023. None of the new or amended standards and interpretations that became effective January 1, 2024, have had a significant impact on the Group’s financial reporting. Significant accounting policies can be found in the Annual Report 2023, from pages 45 and onwards including disclosures at respective note. The ESMA (European Securities and Markets Authority) guidelines on alternative key performance ratios are applied, which means disclosure requirements regarding financial measures that are not defined in accordance with IFRS. For key ratios not defined by IFRS, see the Definitions and reconciliations of alternative performance measures on page 31.